Accruals and Other Liabilities	12 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
Accruals and Other Liabilities

15 ACCRUALS AND OTHER LIABILITIES

	As of March 31,
	2022	2023
	RMB	RMB
Accrued liabilities and other current liabilities
Deposits from merchants (1)	116,314	104,945
Receipts under custody (2)	134,106	134,691
Payables for purchases of office building	—	10,450
Accrued expenses	6,932	8,578
Accrued advertisement expenses	6,091	4,849
Other payables	9,195	7,204
	272,638	270,717
Non-current
Initial reimbursement payment from depositary bank (3)	890	-
	273,528	270,717

(1)
The customer deposits mainly represent the cash deposits as collateral collected from the merchants of the online platform. The deposit can be withdrawn immediately after the merchants terminate its online shop on the platform.
(2)
The receipts under custody mainly represent the amounts received by the Group from the registered users for their purchase through the Company’s online market platform, and have not been remitted to the third-party merchants yet.
(3)
The Company received initial reimbursement payment of US$935 (RMB6,297) from depositary bank in January 2019. The amount was recorded ratably as other income over 5 year arrangement period. For the year ended March 31, 2021, 2022 and 2023, the Company has recorded RMB1,267, RMB1,201 and RMB1,281 in other income. For the year ended March 31, 2021, 2022 and 2023, the Group received additional reimbursement payments of US$1,638 (RMB10,829), US$448 (RMB2,857) and nil from depositary bank for the transaction costs incurred in the prior years and the amount was recorded in other income.